Taxes - Income tax - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Total Income tax	€ 848	€ (1,447)	€ (1,309)
Current tax	1,245	(1,093)	(1,112)
Deferred tax	(396)	(354)	(197)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	1,556	(875)	(702)
Current tax	1,801	(559)	(595)
Deferred tax	(246)	(316)	(107)
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(146)	(123)	(164)
Current tax	(40)	(84)	(65)
Deferred tax	(106)	(39)	(99)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(341)	(296)	(255)
Current tax	(343)	(294)	(258)
Deferred tax	2	(1)	3
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(137)	(66)	(66)
Current tax	(75)	(66)	(66)
Deferred tax	(63)	0	0
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Total Income tax	(83)	(86)	(122)
Current tax	(99)	(89)	(128)
Deferred tax	€ 16	€ 3	€ 6